INVESTMENTS IN UNCONSOLIDATED AFFILIATES (Tables)	9 Months Ended
Sep. 30, 2023
Equity Method Investments and Joint Ventures [Abstract]
Schedule Of Equity Method Investments	The following table presents sales to and purchases from investments in unconsolidated affiliates for the three and nine months ended September 30, 2023 and September 30, 2022:

	Three Months Ended		Nine Months Ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022

	(U.S. Dollars in thousands)
Sales	$25,215	$24,598	$79,223	$80,063
Purchases	41,595	40,597	116,820	119,650
The following tables presents amounts due from and to investments in unconsolidated affiliates as of September 30, 2023 and December 31, 2022:

	September 30, 2023	December 31, 2022

	(U.S. Dollars in thousands)
Amounts due from investments in unconsolidated affiliates presented within trade receivables	$11,741	$27,503
Amounts due from investments in unconsolidated affiliates presented within other receivables	7,857	3,224
Amounts due from investments in unconsolidated affiliates presented within other assets	8,225	8,396
Amounts due to investments in unconsolidated affiliates presented within accounts payable	(10,477)	(8,959)